Financial liabilities (Details Narrative) $ in Thousands			6 Months Ended		12 Months Ended
	Aug. 08, 2022 USD ($)	Jul. 17, 2020 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Aug. 08, 2022 CZK (Kč)	Dec. 31, 2020 USD ($)	Dec. 29, 2020 USD ($)	Dec. 29, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Long-term loan	$ 110,000					Kč 2,500,000
Interest rate percentage	10.71%					10.71%
Installment payments	$ 4,000
Purchase of computer equipment			$ 223,000	$ 1,074,000
Repayment description			Repayment is to be made in quarterly installments equal to the lesser of 20% of the funding amount or 25% of the prior quarter’s sales.
Sales			$ 0
SBA loan [member]
IfrsStatementLineItems [Line Items]
Long-term loan		$ 150,000
Interest rate percentage		3.75%
Monthly payments		$ 700
Western development canada loan [member]
IfrsStatementLineItems [Line Items]
Long-term loan								$ 385,000	$ 494
Loan inception								$ 312,000
Discount rate								6.07%	6.07%
Government grants							$ 73,000
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Purchase of computer equipment					$ 337,000
Loan payable description					The Company paid a down payment of $27 and financed $240 at a 12.21% interest rate per annum with a monthly payment of $8 and $70 at a 13.00% interest rate per annum with a monthly payment of $2. Each loan is for 36 months.